CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans	$ 85,059	$ 103,644	$ 119,176
Total interest income	235,398	264,670	274,687
Total interest expense	137,276	142,690	153,382
Net interest income	98,122	121,980	121,305
(Release of/(provision for) loan losses	481	(3,691)	(610)
Net interest income after release of loan losses	98,603	118,289	120,695
Non-interest income:
Guarantee and commitment fees	26,958	24,963	24,821
Gain (loss) on financial derivatives and hedging activities	31,764	(19,829)	(92,645)
(Losses)/gains on trading assets	(819)	307	3,455
Gains on sale of available-for-sale investment securities	2,113	18	269
Gains on repurchase of debt	1,462	0	0
Gains on sale of real estate owned	1,236	878	974
Lower of cost or fair value adjustment on loans held for sale	0	(5,943)	8,887
Other income	3,057	3,341	6,850
Non-interest income/(loss)	65,771	3,735	(47,389)
Non-interest expense:
Compensation and employee benefits	17,817	19,186	17,884
General and administrative	11,563	11,123	9,732
Regulatory fees	2,375	2,281	2,277
Real estate owned operating costs, net	423	134	823
Provision for/(release of) losses	929	(1,816)	(2,957)
Other Expenses	0	0	900
Non-interest expense	33,107	30,908	28,659
Income before income taxes	131,267	91,116	44,647
Income tax expense	33,752	22,156	5,797
Net income	97,515	68,960	38,850
Less: Net Income attributable to non-controlling Interest - preferred stock dividends	(22,187)	(22,187)	(22,187)
Net income attributable to Farmer Mac	75,328	46,773	16,663
Preferred stock dividends	(3,495)	(2,879)	(2,879)
Net income attributable to common stockholders	71,833	43,894	13,784
Earnings per common share and dividends:
Basic earnings per common share (in usd per share)	$ 6.64	$ 4.19	$ 1.33
Earnings Per Share, Diluted (in usd per share)	$ 6.41	$ 3.98	$ 1.28
Investments and Cash Equivalents [Member]
Interest income:
Interest and dividend income, securities	21,940	24,729	28,117
Farmer Mac Guaranteed Securities and USDA Securities [Member]
Interest income:
Interest and dividend income, securities	$ 128,399	$ 136,297	$ 127,394